Financial Risk Management - Capital Management (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial Risk Management
Borrowing	$ 1,344,817	$ 1,208,344	$ 1,126,658
Less: Cash and cash equivalents	(281,031)	(195,696)
Net borrowings	1,063,786	1,012,648
Equity	$ 805,286	$ 1,198,614	$ 1,222,697	$ 797,142
Debt ratio	132.00%	84.00%